Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	16,913	$ 1,668,467
Cadre Holdings, Inc.	22,460	665,041
Curtiss-Wright Corp.	8,391	2,662,212
Hexcel Corp.	29,535	1,617,337
Karman Holdings, Inc. (A)	44,099	1,473,789
Leonardo DRS, Inc.	25,687	844,588
Moog, Inc., Class A	2,019	349,994
Rocket Lab USA, Inc. (A)(B)	33,800	604,344
Woodward, Inc.	26,982	4,923,945
		14,809,717
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (A)	40,126	1,568,124
Automobile Components - 0.4%
Modine Manufacturing Co. (A)	13,800	1,059,150
Visteon Corp. (A)	19,310	1,498,842
		2,557,992
Banks - 0.9%
Bancorp, Inc. (A)	48,362	2,555,448
First BanCorp	136,248	2,611,874
		5,167,322
Beverages - 0.9%
Coca-Cola Consolidated, Inc.	3,847	5,193,450
Biotechnology - 11.2%
ACADIA Pharmaceuticals, Inc. (A)	25,452	422,758
ADMA Biologics, Inc. (A)	113,136	2,244,618
Agios Pharmaceuticals, Inc. (A)	18,085	529,891
Akero Therapeutics, Inc. (A)	31,853	1,289,409
Alkermes PLC (A)	81,540	2,692,451
Amicus Therapeutics, Inc. (A)	68,646	560,151
Arcellx, Inc. (A)	13,018	853,981
Ascendis Pharma AS, ADR (A)	6,149	958,383
Avidity Biosciences, Inc. (A)	61,043	1,801,989
Beam Therapeutics, Inc. (A)	55,500	1,083,915
Biohaven Ltd. (A)	57,611	1,384,968
Blueprint Medicines Corp. (A)	27,455	2,430,042
Bridgebio Pharma, Inc. (A)	67,050	2,317,918
Catalyst Pharmaceuticals, Inc. (A)	54,106	1,312,070
Celldex Therapeutics, Inc. (A)	32,668	592,924
Crinetics Pharmaceuticals, Inc. (A)	49,158	1,648,759
Cytokinetics, Inc. (A)	35,558	1,429,076
Denali Therapeutics, Inc. (A)	72,948	991,728
Disc Medicine, Inc. (A)	15,040	746,586
Dyne Therapeutics, Inc. (A)	25,500	266,730
Exact Sciences Corp. (A)	36,887	1,596,838
Exelixis, Inc. (A)	88,090	3,252,283
Halozyme Therapeutics, Inc. (A)	64,643	4,124,870
Ideaya Biosciences, Inc. (A)	35,166	576,019
Insmed, Inc. (A)	63,159	4,818,400
Ionis Pharmaceuticals, Inc. (A)	46,582	1,405,379
Iovance Biotherapeutics, Inc. (A)	70,244	233,913
Janux Therapeutics, Inc. (A)	9,300	251,100
Krystal Biotech, Inc. (A)	6,095	1,098,929
Kymera Therapeutics, Inc. (A)	43,263	1,184,108
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc., ADR (A)	4,430	$ 1,467,349
Merus NV (A)	8,821	371,276
Mirum Pharmaceuticals, Inc. (A)	22,215	1,000,786
Monte Rosa Therapeutics, Inc. (A)(B)	42,100	195,344
MoonLake Immunotherapeutics (A)	23,932	935,023
Natera, Inc. (A)	15,467	2,187,188
Neurocrine Biosciences, Inc. (A)	10,301	1,139,291
Nurix Therapeutics, Inc. (A)	36,030	428,036
Nuvalent, Inc., Class A (A)	17,105	1,213,087
Praxis Precision Medicines, Inc. (A)	14,911	564,680
Prothena Corp. PLC (A)	30,729	380,271
PTC Therapeutics, Inc. (A)	24,556	1,251,374
Replimune Group, Inc. (A)	117,063	1,141,364
Revolution Medicines, Inc. (A)	28,442	1,005,709
Rhythm Pharmaceuticals, Inc. (A)	14,543	770,343
Rocket Pharmaceuticals, Inc. (A)	24,334	162,308
Scholar Rock Holding Corp. (A)	47,747	1,535,066
Soleno Therapeutics, Inc. (A)	13,929	995,227
SpringWorks Therapeutics, Inc. (A)	16,059	708,684
TG Therapeutics, Inc. (A)	17,569	692,746
Ultragenyx Pharmaceutical, Inc. (A)	50,436	1,826,288
Vaxcyte, Inc. (A)	11,693	441,528
Vera Therapeutics, Inc. (A)	39,915	958,758
Xencor, Inc. (A)	43,657	464,510
		65,936,422
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,300	1,314,868
Building Products - 3.8%
AAON, Inc.	28,387	2,217,876
AZEK Co., Inc. (A)	91,529	4,474,853
Builders FirstSource, Inc. (A)	7,237	904,191
CSW Industrials, Inc.	10,821	3,154,538
Griffon Corp.	23,043	1,647,574
Simpson Manufacturing Co., Inc.	21,699	3,408,479
Trex Co., Inc. (A)	48,198	2,800,304
UFP Industries, Inc.	33,028	3,535,317
		22,143,132
Capital Markets - 1.3%
Affiliated Managers Group, Inc.	7,380	1,240,061
Donnelley Financial Solutions, Inc. (A)	32,354	1,414,193
Hamilton Lane, Inc., Class A	7,150	1,062,991
StoneX Group, Inc. (A)	42,775	3,267,155
TPG, Inc.	14,500	687,735
		7,672,135
Chemicals - 2.0%
Axalta Coating Systems Ltd. (A)	94,822	3,145,246
Balchem Corp.	12,258	2,034,828
Cabot Corp.	25,101	2,086,897
Element Solutions, Inc.	20,615	466,105
Olin Corp.	42,940	1,040,865
RPM International, Inc.	25,323	2,929,365
		11,703,306
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 1.3%
Brink's Co.	27,087	$ 2,333,816
Casella Waste Systems, Inc., Class A (A)	14,378	1,603,291
Clean Harbors, Inc. (A)	11,626	2,291,485
MSA Safety, Inc.	9,122	1,338,106
		7,566,698
Construction & Engineering - 2.4%
API Group Corp. (A)	118,561	4,239,741
Comfort Systems USA, Inc.	2,387	769,402
Dycom Industries, Inc. (A)	7,585	1,155,499
EMCOR Group, Inc.	5,035	1,861,087
Fluor Corp. (A)	15,200	544,464
IES Holdings, Inc. (A)	4,077	673,154
Primoris Services Corp.	10,100	579,841
Sterling Infrastructure, Inc. (A)	13,037	1,475,919
Valmont Industries, Inc.	8,885	2,535,512
WillScot Holdings Corp.	11,758	326,872
		14,161,491
Construction Materials - 0.9%
Eagle Materials, Inc.	14,340	3,182,476
Knife River Corp. (A)	25,942	2,340,228
		5,522,704
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores, Inc.	6,339	2,751,380
Performance Food Group Co. (A)	12,663	995,692
PriceSmart, Inc.	11,157	980,142
Sprouts Farmers Market, Inc. (A)	10,731	1,637,980
		6,365,194
Diversified Consumer Services - 2.7%
Adtalem Global Education, Inc. (A)	8,100	815,184
Duolingo, Inc. (A)	3,935	1,221,975
Frontdoor, Inc. (A)	45,760	1,758,099
Grand Canyon Education, Inc. (A)	16,330	2,825,417
H&R Block, Inc.	47,456	2,605,809
Laureate Education, Inc. (A)	96,409	1,971,564
Stride, Inc. (A)	35,269	4,461,528
		15,659,576
Diversified Telecommunication Services - 0.5%
GCI Liberty, Inc. (A)(C)(D)(E)	66,048	0
Iridium Communications, Inc.	113,233	3,093,526
		3,093,526
Electrical Equipment - 0.1%
NEXTracker, Inc., Class A (A)	14,200	598,388
Electronic Equipment, Instruments & Components - 4.2%
Badger Meter, Inc.	10,062	1,914,295
Belden, Inc.	41,823	4,192,756
ePlus, Inc. (A)	10,000	610,300
Fabrinet (A)	22,276	4,399,733
Littelfuse, Inc.	2,970	584,318
Novanta, Inc. (A)	23,501	3,005,073
Teledyne Technologies, Inc. (A)	9,315	4,636,168
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	89,055	$ 2,925,457
Zebra Technologies Corp., Class A (A)	7,321	2,068,622
		24,336,722
Energy Equipment & Services - 1.3%
Atlas Energy Solutions, Inc. (B)	32,372	577,516
Flowco Holdings, Inc., Class A (A)	15,477	396,985
Liberty Energy, Inc.	51,400	813,662
TechnipFMC PLC	128,943	4,086,204
Weatherford International PLC	34,411	1,842,709
		7,717,076
Entertainment - 0.5%
IMAX Corp. (A)	30,600	806,310
TKO Group Holdings, Inc.	15,510	2,370,083
		3,176,393
Financial Services - 3.0%
Equitable Holdings, Inc.	62,775	3,269,950
Euronet Worldwide, Inc. (A)	24,749	2,644,431
EVERTEC, Inc.	32,813	1,206,534
Mr. Cooper Group, Inc. (A)	39,223	4,691,071
Payoneer Global, Inc. (A)	447,232	3,269,266
Remitly Global, Inc. (A)	73,805	1,535,144
Shift4 Payments, Inc., Class A (A)(B)	14,053	1,148,270
		17,764,666
Food Products - 1.0%
Post Holdings, Inc. (A)	30,614	3,562,245
Simply Good Foods Co. (A)	35,992	1,241,364
Vital Farms, Inc. (A)	38,278	1,166,331
		5,969,940
Ground Transportation - 0.7%
ArcBest Corp.	3,200	225,856
Landstar System, Inc.	5,941	892,338
Saia, Inc. (A)	8,415	2,940,454
		4,058,648
Health Care Equipment & Supplies - 4.0%
CONMED Corp.	7,860	474,666
Globus Medical, Inc., Class A (A)	58,061	4,250,065
Haemonetics Corp. (A)	18,951	1,204,336
Lantheus Holdings, Inc. (A)	42,155	4,114,328
LeMaitre Vascular, Inc.	16,158	1,355,656
Merit Medical Systems, Inc. (A)	43,021	4,547,750
Penumbra, Inc. (A)	11,473	3,067,995
PROCEPT BioRobotics Corp. (A)	11,086	645,870
STERIS PLC	5,715	1,295,305
TransMedics Group, Inc. (A)(B)	6,712	451,583
UFP Technologies, Inc. (A)	10,004	2,017,907
		23,425,461
Health Care Providers & Services - 5.3%
Addus HomeCare Corp. (A)	12,590	1,245,025
Concentra Group Holdings Parent, Inc.	28,053	608,750
CorVel Corp. (A)	35,132	3,933,730
Encompass Health Corp.	62,098	6,289,286
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Ensign Group, Inc.	33,015	$ 4,272,141
HealthEquity, Inc. (A)	35,057	3,097,987
Hims & Hers Health, Inc. (A)	29,700	877,635
Molina Healthcare, Inc. (A)	5,575	1,836,349
Option Care Health, Inc. (A)	106,453	3,720,532
RadNet, Inc. (A)	9,841	489,295
Select Medical Holdings Corp.	43,562	727,485
Tenet Healthcare Corp. (A)	30,748	4,135,606
		31,233,821
Hotels, Restaurants & Leisure - 4.5%
Bloomin' Brands, Inc.	12,858	92,192
Boyd Gaming Corp.	33,266	2,189,901
Brinker International, Inc. (A)	10,630	1,584,401
Churchill Downs, Inc.	16,770	1,862,644
Domino's Pizza, Inc.	1,356	623,014
Hilton Grand Vacations, Inc. (A)	30,328	1,134,570
Light & Wonder, Inc. (A)	46,058	3,989,083
Planet Fitness, Inc., Class A (A)	53,121	5,132,020
Red Rock Resorts, Inc., Class A	14,783	641,139
Rush Street Interactive, Inc. (A)	34,400	368,768
Texas Roadhouse, Inc.	13,612	2,268,168
Travel & Leisure Co.	19,756	914,505
United Parks & Resorts, Inc. (A)(B)	11,668	530,427
Wingstop, Inc.	17,127	3,863,509
Wynn Resorts Ltd.	12,320	1,028,720
		26,223,061
Household Durables - 1.7%
Cavco Industries, Inc. (A)	5,757	2,991,510
Champion Homes, Inc. (A)	20,142	1,908,656
Green Brick Partners, Inc. (A)	31,571	1,840,905
Installed Building Products, Inc.	10,602	1,817,819
TopBuild Corp. (A)	3,701	1,128,620
		9,687,510
Industrial REITs - 0.1%
Rexford Industrial Realty, Inc.	18,573	727,133
Insurance - 1.6%
Palomar Holdings, Inc. (A)	22,663	3,106,644
Primerica, Inc.	7,368	2,096,417
Ryan Specialty Holdings, Inc.	12,537	926,108
Skyward Specialty Insurance Group, Inc. (A)	56,683	2,999,665
		9,128,834
Interactive Media & Services - 0.2%
Cargurus, Inc. (A)	21,207	617,760
Cars.com, Inc. (A)	42,321	476,958
		1,094,718
IT Services - 0.5%
ASGN, Inc. (A)	18,837	1,187,108
Globant SA (A)	16,893	1,988,644
		3,175,752
Leisure Products - 0.4%
Mattel, Inc. (A)	124,894	2,426,690
	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	11,700	$ 685,971
Medpace Holdings, Inc. (A)	3,976	1,211,447
Repligen Corp. (A)	14,246	1,812,661
West Pharmaceutical Services, Inc.	2,295	513,805
		4,223,884
Machinery - 5.2%
Atmus Filtration Technologies, Inc.	93,457	3,432,676
Crane Co.	15,639	2,395,582
Esab Corp.	35,390	4,122,935
Federal Signal Corp.	40,260	2,961,123
Kadant, Inc.	10,959	3,692,197
Lincoln Electric Holdings, Inc.	9,966	1,885,169
Mueller Industries, Inc.	11,700	890,838
RBC Bearings, Inc. (A)	6,553	2,108,559
SPX Technologies, Inc. (A)	29,298	3,772,996
Toro Co.	22,010	1,601,227
Watts Water Technologies, Inc., Class A	18,557	3,784,143
		30,647,445
Marine Transportation - 0.3%
Kirby Corp. (A)	17,846	1,802,624
Media - 0.5%
Nexstar Media Group, Inc.	15,436	2,766,440
Thryv Holdings, Inc. (A)	26,965	345,422
		3,111,862
Metals & Mining - 2.1%
Alpha Metallurgical Resources, Inc. (A)	5,904	739,476
ATI, Inc. (A)	52,897	2,752,231
Carpenter Technology Corp.	21,313	3,861,489
MP Materials Corp. (A)(B)	155,530	3,796,487
Warrior Met Coal, Inc.	25,059	1,195,816
		12,345,499
Oil, Gas & Consumable Fuels - 2.9%
Centrus Energy Corp., Class A (A)(B)	12,122	754,109
CNX Resources Corp. (A)	59,743	1,880,710
Core Natural Resources, Inc.	14,394	1,109,777
Expand Energy Corp.	14,403	1,603,342
Gulfport Energy Corp. (A)	6,900	1,270,566
Matador Resources Co.	32,777	1,674,577
Permian Resources Corp.	138,388	1,916,674
Range Resources Corp.	56,832	2,269,302
Viper Energy, Inc.	101,848	4,598,437
		17,077,494
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	42,104	3,872,726
Personal Care Products - 0.6%
BellRing Brands, Inc. (A)	14,790	1,101,263
elf Beauty, Inc. (A)	16,530	1,037,919
Interparfums, Inc.	9,890	1,126,174
		3,265,356
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc. (A)	32,219	934,029
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Arvinas, Inc. (A)	42,473	$ 298,160
Prestige Consumer Healthcare, Inc. (A)	23,531	2,022,960
WaVe Life Sciences Ltd. (A)	31,200	252,096
		3,507,245
Professional Services - 4.6%
Booz Allen Hamilton Holding Corp.	18,356	1,919,670
Broadridge Financial Solutions, Inc., ADR	8,397	2,035,937
CACI International, Inc., Class A (A)	1,351	495,709
CBIZ, Inc. (A)	33,022	2,505,049
ExlService Holdings, Inc. (A)	99,205	4,683,468
First Advantage Corp. (A)	46,406	653,860
FTI Consulting, Inc. (A)	12,629	2,072,166
Genpact Ltd.	36,184	1,822,950
Paylocity Holding Corp. (A)	18,399	3,446,869
TriNet Group, Inc.	12,884	1,020,928
Upwork, Inc. (A)	238,932	3,118,063
Verra Mobility Corp. (A)	155,412	3,498,324
		27,272,993
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	15,490	1,033,183
Semiconductors & Semiconductor Equipment - 4.7%
Axcelis Technologies, Inc. (A)	30,998	1,539,671
Cirrus Logic, Inc. (A)	21,759	2,168,393
Credo Technology Group Holding Ltd. (A)	40,203	1,614,552
Entegris, Inc.	13,689	1,197,514
FormFactor, Inc. (A)	30,805	871,473
Impinj, Inc. (A)	10,200	925,140
Lattice Semiconductor Corp. (A)	42,519	2,230,122
MACOM Technology Solutions Holdings, Inc. (A)	32,865	3,298,989
MKS Instruments, Inc.	16,824	1,348,444
Monolithic Power Systems, Inc.	3,482	2,019,490
Onto Innovation, Inc. (A)	26,901	3,264,167
Photronics, Inc. (A)	58,177	1,207,755
Rambus, Inc. (A)	107,106	5,545,413
Veeco Instruments, Inc. (A)	26,700	536,136
		27,767,259
Software - 9.3%
A10 Networks, Inc.	73,096	1,194,389
ACI Worldwide, Inc. (A)	48,960	2,678,602
Agilysys, Inc. (A)	22,012	1,596,750
Aurora Innovation, Inc. (A)	184,276	1,239,256
Blackbaud, Inc. (A)	22,498	1,396,001
BlackLine, Inc. (A)	13,000	629,460
Box, Inc., Class A (A)	49,582	1,530,101
Braze, Inc., Class A (A)	39,679	1,431,618
CCC Intelligent Solutions Holdings, Inc. (A)	300,570	2,714,147
Clearwater Analytics Holdings, Inc., Class A (A)	20,900	560,120
Commvault Systems, Inc. (A)	26,490	4,179,062
CyberArk Software Ltd. (A)	3,000	1,014,000
Descartes Systems Group, Inc. (A)	34,998	3,528,848
DoubleVerify Holdings, Inc. (A)	117,921	1,576,604
Dynatrace, Inc. (A)	41,857	1,973,558
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp. (A)	1,503	$ 2,771,772
Fortinet, Inc. (A)	6,683	643,306
InterDigital, Inc.	19,404	4,011,777
Manhattan Associates, Inc. (A)	12,079	2,090,150
MARA Holdings, Inc. (A)(B)	72,400	832,600
Monday.com Ltd. (A)	2,700	656,532
Nutanix, Inc., Class A (A)	26,463	1,847,382
Pegasystems, Inc.	11,869	825,133
Progress Software Corp.	9,100	468,741
PTC, Inc. (A)	17,916	2,776,084
Q2 Holdings, Inc. (A)	37,281	2,982,853
Qualys, Inc. (A)	9,119	1,148,356
Sapiens International Corp. NV	46,334	1,255,188
ServiceTitan, Inc., Class A (A)	2,916	277,341
SPS Commerce, Inc. (A)	15,065	1,999,577
Tenable Holdings, Inc. (A)	29,328	1,025,893
Teradata Corp. (A)	17,100	384,408
Vertex, Inc., Class A (A)	45,349	1,587,669
		54,827,278
Specialized REITs - 0.3%
Lamar Advertising Co., Class A	12,567	1,429,873
Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A (A)	30,790	2,351,432
Academy Sports & Outdoors, Inc.	22,555	1,028,734
Asbury Automotive Group, Inc. (A)	4,432	978,763
Carvana Co. (A)	4,474	935,424
Dick's Sporting Goods, Inc.	9,646	1,944,248
Group 1 Automotive, Inc.	5,000	1,909,750
Murphy USA, Inc.	11,080	5,205,495
Valvoline, Inc. (A)	35,467	1,234,606
		15,588,452
Technology Hardware, Storage & Peripherals - 0.1%
IonQ, Inc. (A)	23,900	527,473
Pure Storage, Inc., Class A (A)	6,349	281,070
		808,543
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (A)	11,201	1,189,546
Deckers Outdoor Corp. (A)	15,259	1,706,109
		2,895,655
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	17,071	3,846,779
Boise Cascade Co.	15,900	1,559,631
FTAI Aviation Ltd.	16,560	1,838,657
Herc Holdings, Inc.	4,829	648,390
SiteOne Landscape Supply, Inc. (A)	23,166	2,813,279
Watsco, Inc.	1,270	645,541
		11,352,277
Total Common Stocks (Cost $544,769,091)		584,010,118
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (F)	496,650	$ 496,650
Total Other Investment Company (Cost $496,650)		496,650

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (F), dated 03/31/2025, to be repurchased at $3,525,258 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $3,595,710.	$ 3,525,082	3,525,082
Total Repurchase Agreement (Cost $3,525,082)		3,525,082
Total Investments (Cost $548,790,823)		588,031,850
Net Other Assets (Liabilities) - (0.1)%		(522,956)
Net Assets - 100.0%		$ 587,508,894
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$584,010,118	$—	$0	$584,010,118
Other Investment Company	496,650	—	—	496,650
Repurchase Agreement	—	3,525,082	—	3,525,082
Total Investments	$584,506,768	$3,525,082	$0	$588,031,850
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $6,586,959, collateralized by cash collateral of $496,650 and non-cash collateral, such as U.S. government securities of $6,241,782. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at March 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica T. Rowe Price Small Cap VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust